Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in nonaccrual loans and loans past due
Nonaccrual	$ 8,361	$ 6,365
Loans Past Due Over 90 Days Still Accruing
Commercial and other [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	29	62
Loans Past Due Over 90 Days Still Accruing
Commercial: Real Estate [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	3,292	2,027
Loans Past Due Over 90 Days Still Accruing
Commercial: Land [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	2,985	2,800
Loans Past Due Over 90 Days Still Accruing
Commercial Mortgage [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	1,958	1,454
Loans Past Due Over 90 Days Still Accruing
Residential construction: Land [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual
Loans Past Due Over 90 Days Still Accruing
Residential construction: Indirect auto [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	5	8
Loans Past Due Over 90 Days Still Accruing
Residential construction: Home Equity [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	53	14
Loans Past Due Over 90 Days Still Accruing
Consumer and Other [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	39
Loans Past Due Over 90 Days Still Accruing